PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .3%
Issuer Shares Value ($)
Australia  11.1%
AGL Energy Ltd. 4,798 64,080
BHP Group Ltd. 2,808 74,065
BHP Group PLC 2,567 56,165
CIMIC Group Ltd. 3,112 61,021
Computershare Ltd. 4,645 55,941
Fortescue Metals Group Ltd. 12,014 91,607
Rio Tinto Ltd. 818 54,087
South32 Ltd. 19,910 35,188
Woodside Petroleum Ltd. 3,079 71,587
Total 563,741
Austria  1.8%
Erste Group Bank AG
(a)
1,562 57,400
OMV AG 653 32,557
Total 89,957
Canada  5.7%
Atco Ltd. Class I 683 26,658
George Weston Ltd. 549 44,271
Gildan Activewear, Inc. 1,072 29,723
Imperial Oil Ltd. 1,336 31,699
Magna International, Inc. 721 36,575
Open Text Corp. 1,133 51,024
Quebecor, Inc. Class B 1,206 29,946
West Fraser Timber Co. Ltd. 938 37,603
Total 287,499
China  1.2%
BOC Hong Kong Holdings Ltd. 17,498 58,478
Denmark  0.9%
Carlsberg A/S Class B 330 48,272
Finland  0.8%
UPM-Kymmene OYJ 1,264 39,964
France  4.5%
BNP Paribas SA 805 42,861
Eiffage SA 495 57,462
Publicis Groupe SA 1,463 64,900
Valeo SA 890 26,551
Vinci SA 312 34,645
Total 226,419
Germany  7.8%
Covestro AG
(b)
1,492 63,078
Deutsche Telekom AG 2,617 42,360
E.ON SE 3,365 38,186
Fraport AG Frankfurt Airport Services
Worldwide 516 38,507
Fresenius Medical Care AG & Co. KGaA 703 54,301
HeidelbergCement AG 500 33,955
Henkel AG & Co. KGaA 300 27,760
HOCHTIEF AG 589 68,276
KION Group AG 430 27,019
Total 393,442
Hong Kong  4.2%
HKT Trust & HKT Ltd. 43,369 65,012
Kerry Properties Ltd. 23,215 65,326
Swire Properties Ltd. 12,821 40,123
Wheelock & Co. Ltd. 6,667 40,913
Total 211,374
Italy  1.4%
Enel SpA 4,343 37,806
Telecom Italia Spa-RSP 63,557 33,456
Total 71,262
Japan  38.3%
Alfresa Holdings Corp. 2,614 53,710
Common Stocks (continued)
Issuer Shares Value ($)
Astellas Pharma, Inc. 3,443 61,960
Dai-ichi Life Holdings, Inc. 3,370 51,490
Fuji Electric Co. Ltd. 1,843 55,944
FUJIFILM Holdings Corp. 1,385 70,077
Honda Motor Co. Ltd. 1,841 48,087
Idemitsu Kosan Co. Ltd. 2,037 51,966
ITOCHU Corp. 3,339 79,112
JXTG Holdings, Inc. 12,984 56,160
Kajima Corp. 4,275 55,456
KDDI Corp. 1,802 54,383
Kirin Holdings Co. Ltd. 2,963 65,952
Kyowa Kirin Co. Ltd. 2,576 61,462
Kyushu Electric Power Co., Inc. 6,920 57,462
Lawson, Inc. 854 49,955
Mitsubishi Chemical Holdings Corp. 9,534 70,371
Mitsubishi Corp. 2,595 67,589
Mitsubishi Heavy Industries Ltd. 1,588 58,958
Mitsubishi UFJ Financial Group, Inc. 12,486 65,491
Mitsubishi UFJ Lease & Finance Co. Ltd. 9,881 63,269
Mitsui Chemicals, Inc. 2,554 57,850
Nikon Corp. 5,237 64,698
Nippon Telegraph & Telephone Corp. 2,230 57,332
NTT DOCOMO, Inc. 1,739 49,851
ORIX Corp. 4,066 69,702
Persol Holdings Co. Ltd. 1,994 36,519
Resona Holdings, Inc. 14,976 62,994
Shionogi & Co. Ltd. 665 40,280
Showa Denko KK 2,514 62,047
Sompo Holdings, Inc. 810 30,887
Sumitomo Dainippon Pharma Co. Ltd. 1,563 27,443
Sumitomo Mitsui Financial Group, Inc. 1,885 67,549
T&D Holdings, Inc. 3,629 39,878
Toyota Tsusho Corp. 1,966 69,563
Total 1,935,447
Netherlands  5.9%
Heineken Holding NV 480 47,289
Koninklijke Ahold Delhaize NV 2,636 64,851
Koninklijke Philips NV 1,067 48,953
NN Group NV 1,717 59,747
Randstad NV 826 47,563
Wolters Kluwer NV 385 28,979
Total 297,382
Norway  2.0%
Aker BP ASA 2,578 73,052
DNB ASA 1,673 29,375
Total 102,427
Singapore  2.1%
DBS Group Holdings Ltd. 2,000 37,175
Jardine Cycle & Carriage Ltd. 1,338 28,644
Oversea-Chinese Banking Corp. Ltd. 4,852 38,499
Total 104,318
Spain  6.3%
ACS Actividades de Construccion y
Servicios SA 1,993 66,325
Banco Bilbao Vizcaya Argentaria SA 8,644 44,721
Enagas SA 2,015 54,307
Red Electrica Corp. SA 2,884 57,641
Repsol SA 3,187 44,024
Telefonica SA 7,379 49,956
Total 316,974
Sweden  1.4%
Boliden AB 1,193 28,381

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
January 31, 2020 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Sandvik AB 2,278 41,631
Total 70,012
Switzerland  0.5%
Sonova Holding AG 111 27,829
United Kingdom  3.4%
3i Group PLC 2,233 32,512
CNH Industrial NV 2,496 23,855
Imperial Brands PLC 2,287 58,811
Wm Morrison Supermarkets PLC 24,555 58,894
Total 174,072
Total Common Stocks
(Cost $5,127,293) 5,018,869
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.409%
(c)
20,430 20,430
Total Money Market Funds
(Cost $20,430) 20,430
Total Investments in Securities
(Cost $5,147,723) 5,039,299
Other Assets & Liabilities, Net 14,357
Net Assets 5,053,656
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section
4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the net value of these securities amounted to $63,078 which represents 1.25% of net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.